Summary of Premises and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property plant and equipment gross		$ 19,667	$ 19,537
Accumulated depreciation		(4,546)	(4,002)
Net book value	14,871	15,121	15,535
Land
Property, Plant and Equipment [Line Items]
Property plant and equipment gross		3,908	3,908
Building
Property, Plant and Equipment [Line Items]
Property plant and equipment gross		12,425	12,414
Construction in Progress
Property, Plant and Equipment [Line Items]
Property plant and equipment gross			87
Furniture And Equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment gross		$ 3,334	$ 3,128